SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Credit Loss [Abstract]
Accounts receivable, gross	$ 228,974	$ 408,600
Less: allowance for expected credit losses	(208,974)
Accounts receivable, net	$ 20,000	$ 408,600